Deposits (Tables)	12 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Maturities Of Time Deposits

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,498,871	¥17,396,644
Due after one year through two years	6,119,161	225,816
Due after two years through three years	3,163,459	59,652
Due after three years through four years	766,624	54,134
Due after four years through five years	739,301	55,173
Due after five years	146,472	48,790

Total	¥46,433,888	¥17,840,209